Stock Option Plans (Details 2) (Options, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
$0.12 - $1.50
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 0.12
Exercise Price, high end of range (in dollars per share)	$ 1.50
Shares Outstanding
Number of shares	970,074
Weighted Average Exercise Price (in dollars per share)	$ 1.11
Weighted Average Remaining Contractual Term	6 years 3 months 18 days
Shares Exercisable
Number of shares	935,195
Weighted Average Exercise Price (in dollars per share)	$ 1.09
$ 0.12 - $ 0.74
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 0.12
Exercise Price, high end of range (in dollars per share)		$ 0.74
Shares Outstanding
Number of shares		555,600
Weighted Average Exercise Price (in dollars per share)		$ 0.38
Weighted Average Remaining Contractual Term		5 years 9 months 18 days
Shares Exercisable
Number of shares		555,600
Weighted Average Exercise Price (in dollars per share)		$ 0.38
$ 1.50 - $ 1.50
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 1.50
Exercise Price, high end of range (in dollars per share)		$ 1.50
Shares Outstanding
Number of shares		733,619
Weighted Average Exercise Price (in dollars per share)		$ 1.50
Weighted Average Remaining Contractual Term		7 years 4 months 10 days
Shares Exercisable
Number of shares		632,074
Weighted Average Exercise Price (in dollars per share)		$ 1.50
$ 2.38 - $ 2.38
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 2.38	$ 2.38
Exercise Price, high end of range (in dollars per share)	$ 2.38	$ 2.38
Shares Outstanding
Number of shares	1,334,867	1,678,864
Weighted Average Exercise Price (in dollars per share)	$ 2.38	$ 2.38
Weighted Average Remaining Contractual Term	5 years 11 months 16 days	6 years 8 months 16 days
Shares Exercisable
Number of shares	1,334,867	1,677,251
Weighted Average Exercise Price (in dollars per share)	$ 2.38	$ 2.38
$2.74 - $4.24
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 2.74
Exercise Price, high end of range (in dollars per share)	$ 4.24
Shares Outstanding
Number of shares	896,001
Weighted Average Exercise Price (in dollars per share)	$ 3.74
Weighted Average Remaining Contractual Term	7 years 6 months
Shares Exercisable
Number of shares	848,833
Weighted Average Exercise Price (in dollars per share)	$ 3.72
$ 2.74 - $ 2.88
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 2.74
Exercise Price, high end of range (in dollars per share)		$ 2.88
Shares Outstanding
Number of shares		369,760
Weighted Average Exercise Price (in dollars per share)		$ 2.78
Weighted Average Remaining Contractual Term		8 years 4 months 10 days
Shares Exercisable
Number of shares		369,760
Weighted Average Exercise Price (in dollars per share)		$ 2.78
$ 4.24 - $ 4.24
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 4.24
Exercise Price, high end of range (in dollars per share)		$ 4.24
Shares Outstanding
Number of shares		810,749
Weighted Average Exercise Price (in dollars per share)		$ 4.24
Weighted Average Remaining Contractual Term		9 years 1 month 13 days
Shares Exercisable
Number of shares		648,915
Weighted Average Exercise Price (in dollars per share)		$ 4.24
$ 4.56 - $ 4.56
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 4.56	$ 4.56
Exercise Price, high end of range (in dollars per share)	$ 4.56	$ 4.56
Shares Outstanding
Number of shares	1,355,825	1,468,949
Weighted Average Exercise Price (in dollars per share)	$ 4.56	$ 4.56
Weighted Average Remaining Contractual Term	8 years 7 months 2 days	9 years 3 months 29 days
Shares Exercisable
Number of shares	1,213,995	1,261,332
Weighted Average Exercise Price (in dollars per share)	$ 4.56	$ 4.56
$ 4.74 - $ 4.74
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 4.74
Exercise Price, high end of range (in dollars per share)		$ 4.74
Shares Outstanding
Number of shares		744,250
Weighted Average Exercise Price (in dollars per share)		$ 4.74
Weighted Average Remaining Contractual Term		9 years 7 months 2 days
Shares Exercisable
Number of shares		744,250
Weighted Average Exercise Price (in dollars per share)		$ 4.74
$4.74 - $4.94
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 4.74
Exercise Price, high end of range (in dollars per share)	$ 4.94
Shares Outstanding
Number of shares	737,481
Weighted Average Exercise Price (in dollars per share)	$ 4.77
Weighted Average Remaining Contractual Term	8 years 6 months 29 days
Shares Exercisable
Number of shares	737,481
Weighted Average Exercise Price (in dollars per share)	$ 4.77
$ 4.90 - $ 4.94
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 4.90
Exercise Price, high end of range (in dollars per share)		$ 4.94
Shares Outstanding
Number of shares		153,754
Weighted Average Exercise Price (in dollars per share)		$ 4.94
Weighted Average Remaining Contractual Term		9 years 5 months 23 days
Shares Exercisable
Number of shares		153,754
Weighted Average Exercise Price (in dollars per share)		$ 4.94
$ 5.44 - $ 5.44
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 5.44	$ 5.44
Exercise Price, high end of range (in dollars per share)	$ 5.44	$ 5.44
Shares Outstanding
Number of shares	23,094	63,456
Weighted Average Exercise Price (in dollars per share)	$ 5.44	$ 5.44
Weighted Average Remaining Contractual Term	7 years 4 months 17 days	7 years 9 months 4 days
Shares Exercisable
Number of shares	23,094	63,456
Weighted Average Exercise Price (in dollars per share)	$ 5.44	$ 5.44
$ 7.42 - $ 7.42
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 7.42
Exercise Price, high end of range (in dollars per share)	$ 7.42
Shares Outstanding
Number of shares	1,680,499
Weighted Average Exercise Price (in dollars per share)	$ 7.42
Weighted Average Remaining Contractual Term	9 years 4 months 10 days
Shares Exercisable
Number of shares	1,680,499
Weighted Average Exercise Price (in dollars per share)	$ 7.42
$ 9.24 - $ 9.24
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 9.24	$ 9.24
Exercise Price, high end of range (in dollars per share)	$ 9.24	$ 9.24
Shares Outstanding
Number of shares	2,480	2,480
Weighted Average Exercise Price (in dollars per share)	$ 9.24	$ 9.24
Weighted Average Remaining Contractual Term	5 years 10 months 28 days	6 years 7 months 24 days
Shares Exercisable
Number of shares	2,480	2,480
Weighted Average Exercise Price (in dollars per share)	$ 9.24	$ 9.24
$ 0.12 - $ 9.24
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 0.12
Exercise Price, high end of range (in dollars per share)		$ 9.24
Shares Outstanding
Number of shares		6,581,481
Weighted Average Exercise Price (in dollars per share)		$ 3.21
Weighted Average Remaining Contractual Term		8 years 29 days
Shares Exercisable
Number of shares		6,108,872
Weighted Average Exercise Price (in dollars per share)		$ 3.16
$ 12.00 - $ 12.00
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 12.00
Exercise Price, high end of range (in dollars per share)	$ 12.00
Shares Outstanding
Number of shares	340,593
Weighted Average Exercise Price (in dollars per share)	$ 12.00
Weighted Average Remaining Contractual Term	9 years 6 months 29 days
Shares Exercisable
Number of shares	340,593
Weighted Average Exercise Price (in dollars per share)	$ 12.00
$ 17.66 - $ 17.66
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 17.66
Exercise Price, high end of range (in dollars per share)	$ 17.66
Shares Outstanding
Number of shares	18,747
Weighted Average Exercise Price (in dollars per share)	$ 17.66
Weighted Average Remaining Contractual Term	9 years 8 months 16 days
$ 0.12 - $ 17.66
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 0.12
Exercise Price, high end of range (in dollars per share)	$ 17.66
Shares Outstanding
Number of shares	7,359,661
Weighted Average Exercise Price (in dollars per share)	$ 4.67
Weighted Average Remaining Contractual Term	7 years 10 months 24 days
Shares Exercisable
Number of shares	7,117,037
Weighted Average Exercise Price (in dollars per share)	$ 4.65